Supplement dated July 1, 2003 to the
                                                                 Vintage Annuity
                                                    Prospectus dated May 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Vintage Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

Effective July 1, 2003, the Putnam Diversified Income Portfolio changed its name to the Pioneer Strategic Income Portfolio. Therefore, all references to the "Putnam Diversified Income Portfolio" are replaced with "Pioneer Strategic Income Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

Travelers Series Fund Inc.
   Pioneer Strategic Income           Seeks high current income. The        TIA
     Portfolio                        Fund normally invests in the debt     Subadviser: Pioneer
                                      securities of a broad range of        Investment Management, Inc.
                                      issuers and segments of the debt
                                      securities market.

Effective July 1, 2003, the Smith Barney Large Cap Value Portfolio changed its investment objective; therefore the table in "The Variable Funding Options" is revised as follows:

Travelers Series Fund Inc.
  Smith Barney Large Cap Value        Seeks long-term growth of             SBFM
    Portfolio                         capital. Current income is a
                                      secondary objective. The Fund
                                      normally invests in equities, or
                                      similar securities, of companies
                                      with large market capitalizations.





July 1, 2003                                                             L-23010

                                            SUPPLEMENT DATED JULY 1, 2003 TO THE
                                         TRAVELERS VARIABLE SURVIVORSHIP LIFE II
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Variable Survivorship Life II prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE JULY 1, 2003, the Putnam Diversified Income Portfolio changed its name to the Pioneer Strategic Income Portfolio. Therefore, all references to the "Putnam Diversified Income Portfolio" are replaced with "Pioneer Strategic Income Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.
   Pioneer Strategic Income        Seeks high current income. The        TIA
     Portfolio                     Fund normally invests in the debt     Subadviser: Pioneer
                                   securities of a broad range of        Investment Management, Inc.
                                   issuers and segments of the debt
                                   securities market.

EFFECTIVE JULY 1, 2003, the Smith Barney Large Cap Value Portfolio changed its investment objective; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.
  Smith Barney Large Cap Value     Seeks long-term growth of                SBFM
    Portfolio                      capital. Current income is a
                                   secondary objective. The Fund normally
                                   invests in equities, or similar
                                   securities, of companies with large
                                   market capitalizations.

July 1, 2003                                                             L-23009